Assets and Liabilities Held For Sale and Discontinued Operations - Schedule of Cash Flows From Operating and Investing Activities of Discontinued Operations (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cash Flows From Operating and Investing Activities of Discontinued Operations [Abstract]
Cashflows used in operating activities	$ (153,069)	$ (2,241,712)	$ (2,686,379)	$ (2,441,940)
Cashflows used in investing activities		$ (9,160)	$ (9,160)	$ (11,191)